Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-1

Collection Period	02/01/14 - 02/28/14
Determination Date	3/10/2014
Distribution Date	3/17/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$734,102,209.34
2.	Collections allocable to Principal				$21,376,434.65
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,507,567.05

5.	Pool Balance on the close of the last day of the related Collection Period				$711,218,207.64
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				47,112
7.	Initial Pool Balance				$1,045,000,032.53

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$188,877,209.18		$165,993,207.48
	c.	Class A-3 Note Balance	$332,000,000.00		$332,000,000.00
	d.	Class A-4 Note Balance	$151,048,000.00		$151,048,000.00
	e.	Class B Note Balance	$14,630,000.00		$14,630,000.00
	f.	Class C Note Balance	$27,692,000.00		$27,692,000.00
	g.	Class D Note Balance	$14,630,000.00		$14,630,000.00

	h.	Note Balance (sum a - g)	$728,877,209.18		$705,993,207.48

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.5396492		0.4742663
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.6974902		0.6755916

10.	Overcollateralization Target Amount				$5,225,000.16

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,225,000.16

12.	Weighted Average Coupon			%	7.72%
13.	Weighted Average Original Term			months	66.93
14.	Weighted Average Remaining Term			months	51.17

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,761,422.06
	b.	Liquidation Proceeds allocable to Finance Charge			$678.68
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,762,100.74

16.	Principal:
	a.	Collections allocable to Principal			$21,376,434.65
	b.	Liquidation Proceeds allocable to Principal			$856,724.91
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$22,233,159.56

17.	Total Finance Charge and Principal Collections (15d+16d)				$26,995,260.30
18.	Interest Income from Collection Account				$1,085.24
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$26,996,345.54

Available Funds

21.	Available Collections		$26,996,345.54
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$26,996,345.54

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$611,751.84
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$611,751.84

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$4,588.14
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$4,588.14

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$66,107.02
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$66,107.02

	i.	Class A-3 Monthly Interest	$166,000.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$166,000.00

	m.	Class A-4 Monthly Interest	$112,027.27
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$112,027.27

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$15,117.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$15,117.67

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,538.07
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,538.07

32.	Tertiary Principal Distributable Amount		$3,029,001.54

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,261.42
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,261.42

34.	Quaternary Principal Distributable Amount		$14,630,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$18,694,392.97

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,225,000.16

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,762,100.74
	b.	Total Daily Deposits of Principal Collections	$22,233,159.56
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,085.24

	e.	Total Deposits to Collection Account (sum a - d)	$26,996,345.54

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$611,751.84
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,588.14
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,303,053.15
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,076,952.41

	f.	Total Withdrawals from Collection Account (sum a - e)	$26,996,345.54

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$66,107.02
	c.	Class A-3 Interest Distribution	$166,000.00
	d.	Class A-4 Interest Distribution	$112,027.27
	e.	Class B Interest Distribution	$15,117.67
	f.	Class C Interest Distribution	$35,538.07
	g.	Class D Interest Distribution	$24,261.42
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$22,884,001.70
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$23,303,053.15

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$22,950,108.72
	c.	Class A-3 Distribution	$166,000.00
	d.	Class A-4 Distribution	$112,027.27
	e.	Class B Distribution	$15,117.67
	f.	Class C Distribution	$35,538.07
	g.	Class D Distribution	$24,261.42

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$23,303,053.15

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$3,076,952.41
	b.	Reserve Account surplus (Ln 55)	$121.71

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,077,074.12

46.	Withdrawals
	a.	Certificateholder Distribution	$3,077,074.12

	b.	Total Withdrawals from Certificate Payment Account	$3,077,074.12

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,612,500.08	$2,612,500.08
	b.	Note Balance	$705,993,207.48

48.	Required Reserve Account Amount		$2,612,500.08

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,612,500.08
50.	Investment Earnings			$121.71
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,612,621.79
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$121.71

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,612,500.08
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$611,751.84
60.	Amount to be paid to Backup Servicer from the Collection Account			$4,588.14
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$23,303,053.15
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$3,076,952.41
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$121.71
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$22,950,108.72
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$166,000.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$112,027.27
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$15,117.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$35,538.07
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,261.42
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$3,077,074.12

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$650,163.46
74.	Cumulative Net Losses			$7,297,710.64
75.	Cumulative Net Loss Percentage			0.6983%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	845	$14,341,415.93
	b.	61 to 90 days past due	275	$4,504,036.67
	c.	91 or more days past due	127	$1,958,780.57

	d.	Total Past Due (sum a-c)	1,247	20,804,233.17

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,278,288,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 10, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer